CAPITAL STOCK (Details) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	1,167,158,762
Par value per share (in dollars per share)	$ 0
Preferred shares | First Preferred Shares, Series A
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	10,000,000
Preferred shares | First Preference Shares, Series B
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	10,000,000
Preferred shares | First Preferred Shares, Series C Special Voting Share
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	1
Preferred shares | Second Preferred Shares, Series A
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	15,000,000
Capital stock
Disclosure of classes of share capital [line items]
Number of Shares Issued in Dividend Reinvestment Plan with Owners	571,284	429,000